Note 08 - Security Deposit And Prepaid Rent	12 Months Ended
Sep. 30, 2011
SECURITY DEPOSIT AND PREPAID RENT [Abstract]
SECURITY DEPOSIT AND PREPAID RENT

(8)     SECURITY DEPOSIT AND PREPAID RENT

	As of September 30,
	2011	2010

Security deposit	$783,945	$-
Prepaid rent	1,745,653	-
	2,529,598	-
Less: Current portion	(588,151)	-
	$1,941,447	$-

The Company entered into a new lease agreement in December 2010 for new production and storage facilities related to its Evergreen products with Zhejiang Zhongyoukangti Recreational Equipment Company Limited. The lease is for a period of 10 years and expires on November 30, 2020. The annual rental is approximately $588,151. Up-on signing of the lease, the Company was required to pay a deposit of $783,945 and prepaid rent in the amounts of $1,745,653 to be applied to future years rent. Rental expenses of $479,187 have been charged to operations in the year ended September 30, 2011.

Rent expense charges to future years is as follows:
Year ending September 30, 2012	$588,151
Year ending September 30, 2013	588,151
Year ending September 30, 2014	569,351
$1,745,653